UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	February 13, 2009

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $2,420,863 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASTA Funding                   COM              046220109     3287  1208443 SH       DEFINED 01                     1208443
Ameriprise Finl Inc.           COM              03076C106     1930    82600 SH       DEFINED 01                       82600
Ameristar Casinos Inc.         COM              03070Q101    13285  1537630 SH       DEFINED 01                     1537630
AutoNation Inc.                COM              05329W102    45609  4616286 SH       DEFINED 01              10800  4605486
Avatar Holdings Inc.           COM              053494100    17370   654979 SH       DEFINED 01              44800   610179
Avid Technology Inc.           COM              05367P100    30576  2802530 SH       DEFINED 01              16300  2786230
Bank of Hawaii Corp.           COM              062540109    54652  1209929 SH       DEFINED 01               9400  1200529
Berkshire Hills Bancorp Inc.   COM              084680107     5140   166555 SH       DEFINED 01                      166555
Bio-Rad Laboratories Inc. CL A COM              090572207     7767   103133 SH       DEFINED 01                      103133
Boyd Gaming Corp.              COM              103304101    24044  5083219 SH       DEFINED 01              54400  5028819
Broadridge Financial Solutions COM              11133T103     2822   225075 SH       DEFINED 01                      225075
Brookline Bancorp Inc.         COM              11373M107     7110   667623 SH       DEFINED 01                      667623
CA Inc.                        COM              12673P105   236085 12740697 SH       DEFINED 01            1022066 11718631
Capital City Bank Group Inc.   COM              139674105    19570   718418 SH       DEFINED 01                      718418
Center Bancorp Inc.            COM              151408101     2713   331689 SH       DEFINED 01                      331689
Centrue Financial Corp. New    COM              15643B106      274    44335 SH       DEFINED 01                       44335
Citizens First Bancorp Inc.    COM              17461R106      787   374796 SH       DEFINED 01                      374796
Cymer Inc                      COM              232572107    19166   874763 SH       DEFINED 01               7300   867463
Datascope Corp.                COM              238113104    17349   332106 SH       DEFINED 01              33200   298906
Diamonds Trust - Unit Series 1 COM              252787106     1707    19500 SH       DEFINED 01                       19500
Dover Downs Gaming & Entmt.    COM              260095104     6033  1897100 SH       DEFINED 01             101500  1795600
Dundee Corp. CL A              COM              264901109    28439  5719870 SH       DEFINED 01             537900  5181970
Eastman Kodak Co.              COM              277461109    56831  8636968 SH       DEFINED 01             483900  8153068
Electro Rent Corp.             COM              285218103    19598  1756095 SH       DEFINED 01            1027724   728371
Electro Scientific Industries  COM              285229100     1577   232239 SH       DEFINED 01               7500   224739
Electronics for Imaging Inc.   COM              286082102     4791   501196 SH       DEFINED 01             393200   107996
Elmira Savings Bank FSB        COM              289660102      387    28648 SH       DEFINED 01                       28648
First Citizens Bancshares Inc. COM              31946M103    16418   107448 SH       DEFINED 01                      107448
First Defiance Financial Corp. COM              32006W106     1423   184152 SH       DEFINED 01                      184152
First Financial Holdings Inc.  COM              320239106     7715   381161 SH       DEFINED 01               6200   374961
Forest City Enterprises Inc. C COM              345550107     6662   994300 SH       DEFINED 01                      994300
Fulton Financial Corp.         COM              360271100    21341  2218348 SH       DEFINED 01              10800  2207548
GAMCO Investors Inc.           COM              361438104     1765    64600 SH       DEFINED 01                       64600
Glacier Bancorp Inc.           COM              37637Q105    23183  1218882 SH       DEFINED 01                     1218882
Health Management Assoc. Inc.  COM              421933102    19365 10818542 SH       DEFINED 01             532700 10285842
Hearst-Argyle Television Inc.  COM              422317107    46808  7724125 SH       DEFINED 01             293200  7430925
Hewlett-Packard Co.            COM              428236103   199606  5500303 SH       DEFINED 01             458300  5042003
IShares S&P 500 Value          COM              464287408      258     5700 SH       DEFINED 01                        5700
Imation Corp.                  COM              45245A107    18188  1340295 SH       DEFINED 01             190300  1149995
Independent Bank Corp.-MA      COM              453836108    11188   427675 SH       DEFINED 01              11200   416475
International Business Machine COM              459200101    15224   180894 SH       DEFINED 01                      180894
International Game Technology  COM              459902102   106069  8920897 SH       DEFINED 01             235493  8685404
John Wiley & Sons Inc. CL A    COM              968223206   115947  3258757 SH       DEFINED 01              75700  3183057
MGM Mirage                     COM              552953101    76823  5583073 SH       DEFINED 01             326299  5256774
Marcus Corp.                   COM              566330106    43264  2665657 SH       DEFINED 01              53487  2612170
Mentor Graphics Corp.          COM              587200106    33193  6420375 SH       DEFINED 01             809100  5611275
MicroStrategy Inc              COM              594972408     1567    42200 SH       DEFINED 01              42200
Mine Safety Appliances Co.     COM              602720104    30532  1276960 SH       DEFINED 01              98300  1178660
Motorola Inc.                  COM              620076109    66477 15006044 SH       DEFINED 01             403000 14603044
MutualFirst Financial Inc.     COM              62845B104     1117   165488 SH       DEFINED 01                      165488
Newport Corp.                  COM              651824104    14190  2092881 SH       DEFINED 01              53800  2039081
Northern Trust Corp.           COM              665859104   103070  1976785 SH       DEFINED 01               1700  1975085
Novellus Systems Inc.          COM              670008101    63512  5146828 SH       DEFINED 01             420600  4726228
OceanFirst Financial Corp.     COM              675234108     2527   152233 SH       DEFINED 01               4300   147933
Oppenheimer Holdings Inc.      COM              683797104    12706   986527 SH       DEFINED 01             129304   857223
Pope Resources LP              COM              732857107    12556   627787 SH       DEFINED 01             303461   324326
Powershares Exchange Traded Fu COM              73935x682      250    25000 SH       DEFINED 01                       25000
Progress Software Corp.        COM              743312100    11670   605901 SH       DEFINED 01                      605901
Provident New York Bancorp     COM              744028101     3813   307490 SH       DEFINED 01                      307490
Qualcomm Inc.                  COM              747525103    26349   735376 SH       DEFINED 01             172000   563376
Quantum Corp.                  COM              747906204    11471 31862832 SH       DEFINED 01            9492200 22370632
Quest Software                 COM              74834T103     3890   309000 SH       DEFINED 01             309000
Raymond James Financial Inc.   COM              754730109    84964  4959932 SH       DEFINED 01              71237  4888695
Royal Caribbean Cruises Ltd    COM              V7780T103   116009  8436992 SH       DEFINED 01             203700  8233292
Russell 2000 Value Index I sha COM              464287630      273     5550 SH       DEFINED 01                        5550
Russell 3000 Index I Shares    COM              464287689     3099    59600 SH       DEFINED 01                       59600
Seacoast Banking Corp. of Flor COM              811707306     4944   749084 SH       DEFINED 01               8200   740884
Sotheby's                      COM              835898107    43824  4929547 SH       DEFINED 01              33400  4896147
Sprint Nextel Corporation      COM              852061100    38669 21130389 SH       DEFINED 01             865500 20264889
Standard & Poor's Depositary R COM              78462f103     2676    29650 SH       DEFINED 01                       29650
Sterling Financial Corp.       COM              859319105    18247  2073519 SH       DEFINED 01                     2073519
Suffolk Bancorp                COM              864739107    13555   377275 SH       DEFINED 01              71887   305388
Sun Bancorp Inc.-NJ            COM              86663B102     4460   595494 SH       DEFINED 01              42673   552821
Symantec Corp.                 COM              871503108   126816  9379864 SH       DEFINED 01             779744  8600120
TF Financial Corp.             COM              872391107     1606    83192 SH       DEFINED 01                       83192
Tibco Software Inc.            COM              88632Q103    33305  6417148 SH       DEFINED 01             514000  5903148
TierOne Corp.                  COM              88650R108     4272  1139127 SH       DEFINED 01              10000  1129127
Triumph Group Inc.             COM              896818101    20203   475821 SH       DEFINED 01              61300   414521
Universal Health Services Inc. COM              913903100    49548  1318820 SH       DEFINED 01              31700  1287120
WSFS Financial Corp.           COM              929328102    10095   210348 SH       DEFINED 01                      210348
West Pharmaceutical Services I COM              955306105    15518   410853 SH       DEFINED 01              21200   389653
Whitney Holding Corp.          COM              966612103    31435  1965929 SH       DEFINED 01             115299  1850630
Windstream Corp.               COM              97381W104    37968  4126977 SH       DEFINED 01             253632  3873345